ORGANIZATION (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital (deficit)	$ (1,417)	$ (1,457)
Net Income (loss)	$ 1,154	$ 5,653	$ (3,311)